August 17, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:          Nationwide Life Insurance Company
Nationwide Variable Account
File Numbers 333-176908 and 811-02716

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account (“Variable Account”), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On September 19, 2011, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received the Staff's written comments in a letter dated November 18, 2011.  This Pre-Effective Amendment No. 1 reflects redlined changes that are a result of Staff comments contained in the November 18, 2011 letter and other miscellaneous disclosure changes.  In addition, subsequent purchase payments are no longer allowed under this contract.  Therefore, this Pre-Effective Amendment No. 1 also contains redlined changes to reflect this change.  Each comment is restated below and is accompanied by Nationwide’s response.

1. General.

a. Completeness. Please include a representation to the effect that the prospectus contains all material provisions of the contract and that any variations are pursuant to state law. If any provision varies based on state law, specifically disclose this in the description of the feature and identify any elements that may vary (e.g., length of free-look period, what may be returned pursuant to free look, limits on loan amounts etc.).

Response.  We deleted the first paragraph in "The Contract in General" section in its entirety and replaced it with the following:

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, free look rights, annuity payment options, and the Annuitization Date.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

In addition, we reviewed the disclosure for each section and provided additional disclosure for state variations where appropriate.

b.Guarantees. Please disclose to the staff whether there are any types of guarantees (e.g., as to any of the company’s guarantees under the contract or will the company be primarily responsible for paying out on any guarantees associated with the contract) or support agreements (e.g., pertaining to capitalization of the company) with third parties.

Response. Nationwide Life Insurance Company has no guarantees or support agreements with third parties to support any of its guarantees under the contract.  Nationwide Life Insurance Company is solely responsible for paying out all guarantees associated with the contract.

2. Cover Page.

a. Special Terms. The cover page states that the only way to purchase this contract is through Nationwide’s “Customer Solutions Center,” however, corresponding contact information is not provided here or in the glossary. Please indicate the appropriate address, toll-free telephone number other relevant contact information in one place or the other.

Response.  We updated the cover page to provide contact information for Nationwide's Customer Solutions Center as follows (emphasis added):

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.  A contract is available for purchase when a prospective purchaser has separated from service from his or her employer and has assets in certain 401(k) accounts that he or she wishes to transfer to the contract.  To purchase a contract described in this prospectus, please call Nationwide's Customer Solutions Center at 1-877-877-2716 (TDD 1-800-238-3035), or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  Investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated ___________, 2012), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 29.

To obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

b. Underlying Mutual Funds. Please identify any investment options that are funds of funds and note that expenses of a fund of funds may be higher than a regular fund due to the two tiered level of expenses.

Response.  To be consistent with other products, we removed the list of funds from the cover page.  Specific fund information is now entirely contained in "Appendix A: Underlying Mutual Funds", including fund of funds disclosure.

3. Glossary (p. 2).

a. Contract Issue Date. Several key definitions rely on the date a contract is issued. Please revise these definitions so they refer to the date the initial purchase payment is applied to the contract instead or make Contract Issue Date a defined term and include it in the glossary.

Response.  We made Contract Issue Date a defined term, included it in the glossary, and capitalized and revised throughout the prospectus as appropriate.  Contract Issue Date is defined as follows:

Contract Issue Date- The date the initial purchase payment is applied to the contract.

b. Variable Account. Currently, “Variable Account” is defined as “a separate account ... that contains Variable Account allocations.” Please rewrite the definition of “Variable Account” so it is not circular. Likewise, where the prospectus includes circular language to describe a term or process, please revise/clarify. See, e.g., “Withdrawal Start Date” (p. 11, column 2, bottom) and “early withdrawals” (p. 12, ¶ 3).

Response.  We revised the definition of "Variable Account" as follows (emphasis added):

Variable Account- Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

We reviewed the "Withdrawal Start Date" subsection and the current disclosure accurately describes the different Withdrawal Start Dates.  The Withdrawal Start Date varies by contract type and the current disclosure describes the Withdrawal Start Date for each contract type.

We revised the "Early Withdrawals from the Contract" paragraph as follows (emphasis added):

2.  Early Withdrawals from the Contract.  An early withdrawal is any withdrawal taken from the contract prior to the Withdrawal Start Date, that is, any withdrawal taken before the Contract Owner turns age 65.  Early withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base.  The amount of that decrease will be the greater of (a) or (b), where:

(a)	= the dollar amount of the early withdrawal; and

(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:

A = the dollar amount of the early withdrawal;

B = the Contract Value on the date of the early withdrawal; and

C = the Current Guaranteed Lifetime Withdrawal Base on the date of the early withdrawal.

c. Other Terms. Please capitalize and define the following additional terms: benefit base (p. 11), and Attained Age (p. 15). We note that the prospectus text includes some capitalized terms that are similar to terms that appear in the glossary but they are not defined (e.g., “Original Lifetime Withdrawal Percentage” and “Standard Lifetime Withdrawal Percentage”). To avoid confusion, please ensure that all special terms are properly defined. Where appropriate, directly describe the differences between terms that are easy to confuse (e.g., “Original Lifetime Withdrawal Percentage” and “Original Guaranteed Lifetime Withdrawal Percentage”). (Emphasis added.)

Response.  Benefit base is a generic term.  To avoid confusion we revised the first paragraph of the "Guaranteed Lifetime Withdrawals" subsection as follows (emphasis added):

Guaranteed Lifetime Withdrawals provide for lifetime withdrawals of up to a certain amount (the "Guaranteed Lifetime Withdrawal Amount"), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Guaranteed Lifetime Withdrawal Base by taking early or excess withdrawals.  The Guaranteed Lifetime Withdrawal Amount is based upon the Current Guaranteed Lifetime Withdrawal Base.

We also revised the first sentence of the "Underwritten Lump Sum Settlement Option" subsection as follows (emphasis added):

Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the age, sex, and health of the Contract Owner.

This product no longer allows subsequent purchase payments and therefore a distinction between the Original Lifetime Withdrawal Percentage and Standard Lifetime Withdrawal Percentage is no longer necessary.  We deleted all references to both Original Lifetime Withdrawal Percentage and Standard Lifetime Withdrawal Percentage.  However, we included the following term in the glossary:

Lifetime Withdrawal Percentage- The percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base.

Finally, we were unable to find a reference to "Original Guaranteed Lifetime Withdrawal Percentage".

4. Underlying Fund Fee Table (p. 6). Please confirm that the maximum and minimum charge figures include fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds per Instruction 3(f) to Item 3 of Form N-1A.

Response.  We confirm that the maximum and minimum charge figures include fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds per Instruction 3(f) to Item 3 of Form N-1A.

5. Expense Example (p. 6). As there is no Spousal Continuation Option charge, please delete the sentence above the expense table which reads, “[f]or those contracts that do not elect the Spousal Continuation Option, the expenses would be lower.” Otherwise, revise the sentence to indicate how the Spousal Continuation Option increases fees without a corresponding charge for the feature.

Response.  We deleted this sentence.

6. Right to Refuse Purchases Payments (p. 7). The definition of Annuitant says, “[t]he Annuitant and Contract Owner must be the same person for contracts described in this prospectus.” If the owner and annuitant are the same person, what is the difference between “age” and “Annuitant Age” in the paragraph immediately above the Dollar Limit Restrictions heading on page 7? Fix or explain.

Response.  We deleted "Annuitant age" from this paragraph.

7. Right to Examine (p. 8). The cover letter specifically states that this product was “developed for the sole purpose of serving as an IRA rollover product that will be used in connection with certain unregistered retirement plans in which Nationwide offers an in-plan guarantee.” Please confirm that this purpose is consistent with the free-look disclosure on page 8. Specifically, confirm that different free-look periods could apply to a rollover product of this kind “depending on whether [the] purchase is replacing another annuity contract you own.”

Response.  We revised the first paragraph of the "Right to Examine and Cancel" subsection of the "Synopsis of the Contracts" section as follows:

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law.

In addition, we revised the first paragraph of the "Right to Examine and Cancel" section as follows:

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased, the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the Contract Issue Date.

8. The Contract in General (p. 9).

a. State Variations. The statement immediately under this heading sentence reads, “[n]ot all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.” In light of this contract’s limited purpose and limited features, is this disclaimer accurate? If so, is there a reason this prospectus does not include Nationwide’s standard appendix summarizing the provisions that vary in each state?

Response.  Nationwide has elected not to use a state variations appendix that specifically lists all state variations applicable to the contract.  Instead, Nationwide has revised its introductory paragraph in the "The Contract in General" section to notify investors that state variations exist and what provisions may be impacted.  Additionally, the revised language contains a representation that all material features are described in the prospectus and directs investors to contact Nationwide's Customer Solutions Center for specific state variation information.  The revised disclosure puts investors on notice that state variations exist, identifies those provisions specifically, and instructs investors where to find state-specific information.  Each provision in which state variations exist contains a statement to that effect.

The revised introductory paragraph in the "The Contract in General" section is as follows:

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, free look rights, annuity payment options, and the Annuitization Date.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

b. Contract Fee Variations Over Time. The disclosure states, “[t]he contract fees may not be the same in later Contract Years as they are in early Contract Years.” This language usually appears in Nationwide products that have withdrawal charges or other fees that are based on a declining fee schedule. That does not appear to be the case for this product. Please delete the statement or revise it to indicate the fees that may differ over time.

Response.  We deleted this sentence.

9. Types of Payments Nationwide Receives (p. 10). Please add disclosure describing any additional direct or indirect benefit Nationwide receives due to underlying investment options that are fund of funds that are, in turn, invested in affiliated underlying (bottom-tier) funds.

Response. Other than what is already disclosed in the third paragraph in this section, Nationwide receives no additional benefit as a result of its use of Nationwide Variable Insurance Trust funds of funds.

10. Amount of Payments Nationwide Receives (p. 10). Please confirm that the website link in the last sentence will direct the reader to the information described. The Staff was not able to locate this information from the current URL.

Response.  Nationwide is in the process of updating the information on its www.nationwide.com website.  Until the updates are complete, we are going to remove this reference.

11. Profitability (p. 10). Please confirm that the boilerplate language in this paragraph is correct based upon the limited purpose for which this product is designed. Otherwise, revise the disclosure as appropriate for this unique contract.

Response.  We confirm that the language in the "Profitability" section is correct.

12. Mortality and Expense Risk Fee (p. 11). If correct, please add “and deducted” after the word “computed” in the second sentence under this heading. The relevant statement reads, “[t]his amount is computed on a daily basis and is equal to an annualized rate of 0.50% of the Daily Net Assets of the Variable Account.”

Response.  We revised the first two sentences of the "Mortality and Expense Risk Fee" section as follows (emphasis added):

Nationwide deducts a Mortality and Expense Risk Fee that is reflected in the daily unit value calculations. The charge is equal to an annualized rate of 0.50% of the Daily Net Assets of the Variable Account.

In addition, we revised the first two sentences of the "Administrative Fee" section as follows (emphasis added):

Nationwide deducts an Administrative Fee that is reflected in the daily unit value calculations. The charge is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

13. Guaranteed Lifetime Withdrawals: The Annual Benefit Base Review (p. 12). Please provide more specific information about the procedures involved in canceling the automatic Annual Benefit Base Review and Nationwide’s right to change or terminate the automatic Annual Benefit Base Review program.

Response.  We removed the sentence regarding Nationwide's right to change or terminate the automatic Annual Benefit Base Review.  This would not be applicable under this product.  We revised the "Annual Benefit Base Review" subsection as follows (emphasis added):

1. The Annual Lifetime Withdrawal Benefit Base Review.  The Guaranteed Lifetime Withdrawal feature contains an anniversary step-up feature (the "Annual Lifetime Withdrawal Benefit Base Review") where if, on any Contract Anniversary, the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, we will automatically increase the Current Guaranteed Lifetime Withdrawal Base to equal that Contract Value.

Note: Since the Guaranteed Lifetime Withdrawal Fee is calculated based on the Current Guaranteed Lifetime Withdrawal Base, increases to the Current Guaranteed Lifetime Withdrawal Base will result in higher contract fees.  Under the Annual Lifetime

Withdrawal Benefit Base Review feature, the Contract Owner agrees to pay the larger fee.

The Contract Owner can cancel the automatic Annual Lifetime Withdrawal Benefit Base Review by contacting the Service Center.

14. Lifetime Withdrawal Percentage (p. 13). Please add a plain English sentence summarizing the basic impact of the weighted average calculation. The summary statement should make clear why the calculation matters to a contract owner.

Response.  This product no longer allows subsequent purchase payments and therefore a distinction between the Original Lifetime Withdrawal Percentage and Standard Lifetime Withdrawal Percentage, and the concept of a weighted average, is no longer necessary.  We revised the "Lifetime Withdrawal Percentage" section as follows (emphasis added):

Lifetime Withdrawal Percentage

The Lifetime Withdrawal Percentage is the percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base.  The Lifetime Withdrawal Percentage is the lifetime withdrawal percentage that is transferred to the contract from the Contract Owner's Previous Plan.

15. Guaranteed Lifetime Withdrawals (p. 13). If correct, please draw attention to the fact purchasers who were taking payments under their Previous Plans cannot make subsequent purchase payments under this contract.

Response.  This product no longer allows subsequent purchase payments and therefore disclosure stating subsequent purchase payments after the Withdrawal Start Date is no longer necessary.  However, we did revise the second paragraph of the "Minimum Initial and Subsequent Purchase Payments" section as follows (emphasis added):

Subsequent purchase payments are not permitted under this contract.

16. Settlement Options (p. 15).

a. Default Option. Please consider using bold text or some other means of drawing attention to the statement immediately above the underlined heading “Age Based Lump Sum Settlement Option.” The relevant sentence begins, “[i]f a Contract Owner does not make an election within 60 days of the date of the notification letter... .”

Response.  We revised the last paragraph of the "Settlement Options" subsection as follows:

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the Guaranteed Lifetime Withdrawal Amount.

b. Underwritten Lump Sum Settlement Option. For underwritten lump sum settlements, what date is used to determine the value upon which the lump sum settlement amount is based?

Response.  We revised the "Underwritten Lump Sum Settlement Option" section as follows (emphasis added):

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the age, sex, and health of the Contract Owner.  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount as of the date that Nationwide received all of the necessary information is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

17. Spousal Continuation Option (p. 16). Please consider using bold text or some other means of drawing attention to the sentence stating that Income Contract owners cannot remove the Spousal Continuation Option under this contract. Also, in the subsection called “Risks Associated with the Spousal Continuation Option,” please explain what happens in situation (3) (i.e., when the marriage ends due to divorce, dissolution or annulment). If correct, specifically state that (a) the Lifetime Withdrawal Percentage will not be recalculated; and (b) the Contract Owner’s lifetime payments remain lower based on the Guaranteed Lifetime Withdrawal Amount associated with the Spousal Continuation Option.

Response.  We revised the third paragraph of the "Spousal Continuation Option" section as follows:

For Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit, the Spousal Continuation Option is automatically elected at the time of application for this contract and no reduction will be applied to the Lifetime Withdrawal Percentage.  Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit cannot remove the Spousal Continuation Option under this contract.

In addition, we revised the "Risks Associated with the Spousal Continuation Option" subsection as follows (emphasis added):

Risks Associated with the Spousal Continuation Option

There are situations where a Contract Owner who elects the Spousal Continuation Option will not receive the benefits associated with the option.  This will occur if:

(1)           the spouse (the Contingent Annuitant) dies before you;

(2)           the contract is annuitized; or

(3)	after the Withdrawal Start Date, the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Spousal Continuation Option, but he/she will continue to receive a reduced Lifetime Withdrawal Percentage.

18. Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre- effective amendment to the registration statement. We note that a significant number of the required exhibits are still pending and recommend that you provide them as soon as possible to provide the Staff with adequate time to ensure they satisfy all regulatory requirements. We further urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response.  Nationwide represents that the Pre-Effective Amendment No. 1 either contains, or incorporates by reference, all required disclosure, exhibits, and representations.

In addition, Nationwide acknowledges that:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 677-6123 if you have any questions regarding this filing.

Sincerely,

/s/ BEN MISCHNICK

Ben Mischnick
Senior Counsel
Nationwide Life Insurance Company